SHARE-BASED COMPENSATION (Summary of Assumptions Used in Option-pricing Model) (Details)	12 Months Ended
	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	0 years	0 years
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	10 years
Share Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	2
Share Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	3
Share Options [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	1.89%	3.09%
Exercise Multiple	2.8	2.2
Expected Forfeiture Rate (Post-vesting)		12.50%
Expected option life	10 years	10 years	10 years
Volatility rate	50.00%	58.00%
Dividend yield	0.00%	0.00%	0.00%
Share price (in US dollars per share)	$ 0.74	$ 1.31
Share Options [Member] | Employees [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate			2.26%
Exercise Multiple			2.0
Expected Forfeiture Rate (Post-vesting)			0.00%
Volatility rate			42.00%
Share price (in US dollars per share)			$ 1.21
Share Options [Member] | Employees [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate			3.16%
Exercise Multiple			2.8
Expected Forfeiture Rate (Post-vesting)			7.00%
Volatility rate			50.00%
Share price (in US dollars per share)			$ 4.53
Share Options [Member] | Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate
Expected Forfeiture Rate (Post-vesting)
Expected option life
Volatility rate
Dividend yield			0.00%
Share price (in US dollars per share)
Share Options [Member] | Non-Employees [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate			2.26%
Expected option life			8 years
Volatility rate			47.00%
Share price (in US dollars per share)			$ 1.21
Share Options [Member] | Non-Employees [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate			3.06%
Expected option life			10 years
Volatility rate			50.00%
Share price (in US dollars per share)			$ 4.36